SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

28.SEGMENT REPORTING

For the years ended December 31, 2023, 2024 and 2025, the Group had two operating segments, including network and hospital. The operating segments also represented the reporting segments. The Group’s CODM assess the performance of the operating segments based on the measures of revenues costs and gross profit (loss) by the network and hospital segment. Other than the information provided below, the CODM does not use any other measures by segments.

Summarized information by segments for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the year ended December 31, 2025
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	86,630	373,883	460,513	65,852
Cost of sales	(89,648)	(345,046)	(434,694)	(62,160)
Gross profit (loss)	(3,018)	28,837	25,819	3,692

	For the year ended December 31, 2024
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	113,710	270,246	383,956
Cost of sales	(122,838)	(340,280)	(463,118)
Gross profit (loss)	(9,128)	(70,034)	(79,162)

	For the year ended December 31, 2023
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	218,343	319,059	537,402
Cost of sales	(206,527)	(407,483)	(614,010)
Gross profit (loss)	11,816	(88,424)	(76,608)

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Segment assets
Network	2,354,543	2,129,126	304,461
Hospital	4,371,845	4,418,236	631,799
Total segment assets	6,726,388	6,547,362	936,260

Major Customers

For the year ended December 31, 2022, 2024 and 2025, one of the Company’s customers accounted for 12.8%, 15.6% and 4.1% of the Company’s total revenue, respectively.

Geographic Information

Net revenue by country is based upon the sales location that predominately represents the customer location. For the year ended December 31, 2023, 2024 and 2025, all of Group’s revenue was generated from PRC. Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country were as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
PRC	4,400,026	4,353,057	622,479
Total long-lived assets	4,400,026	4,353,057	622,479